STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Automobiles & Components - 1.2%
Blue Bird	8,887	[a]	167,253
Delphi Technologies	93,352		1,424,552
Dorman Products	20,223	[a]	1,651,410
Gentherm	27,113	[a]	1,013,484
Stoneridge	22,797	[a]	593,406
			4,850,105
Banks - 8.4%
Ameris Bancorp	34,534		1,218,705
Associated Banc-Corp	44,145	[a]	874,512
Atlantic Capital Bancshares	45,064	[a]	737,247
Atlantic Union Bankshares	98,224	[b]	3,172,635
Banner	18,933		955,359
Boston Private Financial Holdings	64,008		656,082
Bryn Mawr Bank	12,523		457,841
Carolina Financial	13,988		464,402
Central Pacific Financial	28,240		784,790
CVB Financial	35,787		735,423
Essent Group	28,954	[a]	1,359,390
First Bancorp	358,610		3,571,756
First Interstate BancSystem, Cl. A	83,261		3,073,163
First Merchants	33,759		1,122,487
Hancock Whitney	22,536		855,917
IBERIABANK	8,186		585,299
National Bank Holdings, Cl. A	71,847		2,521,111
Old National Bancorp	69,190	[b]	1,102,889
Seacoast Banking Corporation of Florida	24,069	[a,b]	558,160
South State	24,186		1,593,616
Synovus Financial	21,956		701,714
Texas Capital Bancshares	8,209	[a]	470,376
Towne Bank	16,869		427,798
TriState Capital Holdings	44,547	[a]	916,332
UMB Financial	24,985	[b]	1,542,574
Umpqua Holdings	63,463		1,013,504
United Community Banks	36,919		978,723
Webster Financial	43,145		1,910,461
Westamerica Bancorporation	9,044	[b]	541,645
			34,903,911
Capital Goods - 8.7%
Advanced Drainage Systems	32,916	[b]	944,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Capital Goods - 8.7% (continued)
Aerojet Rocketdyne Holdings	35,597	[a,b]	1,373,332
AeroVironment	11,931	[a,b]	772,532
Allied Motion Technologies	19,258	[a]	625,307
Astec Industries	18,026		530,505
Astronics	23,265	[a]	946,188
Capitol Investment Corporation IV	134,051	[a]	1,446,410
Construction Partners, Cl. A	99,916		1,299,907
Curtiss-Wright	13,706		1,528,082
EMCOR Group	15,036		1,211,300
Energy Recovery	77,733	[a]	734,577
EnerSys	28,370		1,595,245
Granite Construction	22,658	[b]	910,625
Harsco	7,491	[a]	187,275
Kaman	11,493		639,126
Kennametal	25,515		784,586
Kornit Digital	89,573	[a,b]	2,541,186
Lindsay	10,550	[b]	837,459
Manitowoc Company	40,160	[a,b]	548,184
Mercury Systems	46,833	[a]	3,220,237
Milacron Holdings	121,438	[a]	1,394,108
Proto Labs	6,964	[a]	698,837
Quanta Services	9,769	[a]	339,570
Rexnord	4,721	[a]	124,209
Simpson Manufacturing	19,912	[b]	1,211,446
SiteOne Landscape Supply	25,666	[a,b]	1,664,953
Tennant	23,714		1,366,164
The Greenbrier Cos.	32,611		887,345
TPG Pace Holdings	98,446	[a]	1,063,217
TPI Composites	115,822	[a,b]	2,414,889
TriMas	24,981	[a]	715,706
Wesco Aircraft Holdings	141,716	[a]	1,391,651
			35,948,189
Commercial & Professional Services - 1.8%
AMN Healthcare Services	19,357	[a]	937,653
Covanta Holding	148,140	[a]	2,497,640
Deluxe	13,370		497,364
Huron Consulting Group	18,190	[a]	895,494
Knoll	42,147		827,767
Korn/Ferry International	18,345		790,303
WageWorks	19,023	[a]	950,579
			7,396,800
Consumer Durables & Apparel - 3.1%
Cavco Industries	5,780	[a]	830,008
Century Communities	42,598	[a,b]	1,137,367

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Consumer Durables & Apparel - 3.1% (continued)
Ethan Allen Interiors	13,517	[b]	286,831
KB Home	70,916		1,782,119
M.D.C. Holdings	20,573		646,609
Oxford Industries	12,598	[b]	897,482
Skyline Champion	122,756	[a]	2,871,263
Taylor Morrison Home, Cl. A	132,316	[a]	2,642,350
TopBuild	16,562	[a]	1,312,870
William Lyon Homes, Cl. A	26,583	[a]	492,849
			12,899,748
Consumer Services - 4.7%
Adtalem Global Education	74,189	[a]	3,261,348
Cheesecake Factory	38,715	[b]	1,674,424
Dave & Buster's Entertainment	95,308	[b]	4,740,620
OneSpaWorld Holdings	193,403	[a,b]	2,419,472
Penn National Gaming	86,789	[a]	1,635,973
Planet Fitness, Cl. A	71,404	[a]	5,460,264
Sotheby's	14,429	[a,b]	486,402
			19,678,503
Diversified Financials - 3.3%
Cohen & Steers	11,286	[b]	578,069
Federated Investors, Cl. B	39,454		1,204,531
Focus Financial Partners, Cl. A	17,393		487,874
Green Dot, Cl. A	97,879	[a]	4,542,564
OneMain Holdings	110,777		3,308,909
PJT Partners, Cl. A	46,685		1,722,676
SLM	134,707		1,281,064
WisdomTree Investments	116,403		699,582
			13,825,269
Energy - 5.5%
Apergy	22,203	[a]	688,515
Ardmore Shipping	131,403	[a,b]	925,077
Cactus, Cl. A	43,289	[a]	1,409,057
Callon Petroleum	123,827	[a,b]	773,919
Comstock Resources	59,759	[a]	261,744
Delek US Holdings	101,277		3,100,089
Dril-Quip	16,463	[a,b]	679,099
Euronav	94,639		794,968
GasLog	55,758		802,915
Green Plains	158,098		2,063,179
Laredo Petroleum	327,341	[a,b]	864,180
Navigator Holdings	41,750	[a,b]	416,247
Newpark Resources	123,014	[a,b]	859,868
Patterson-UTI Energy	80,265	[b]	853,217
PBF Energy, Cl. A	74,610		1,969,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Energy - 5.5% (continued)
PDC Energy	47,147	[a,b]	1,438,926
Scorpio Tankers	95,870		2,495,496
Select Energy Services, Cl. A	227,418	[a]	2,433,373
			22,829,573
Food & Staples Retailing - .1%
Casey's General Stores	3,791		489,342
Food, Beverage & Tobacco - 3.0%
Boston Beer, Cl. A	3,658	[a,b]	1,149,709
Calavo Growers	30,731	[b]	2,687,426
Darling Ingredients	106,505	[a]	2,012,944
Flowers Foods	39,802		890,371
Fresh Del Monte Produce	31,318		783,576
Freshpet	87,147	[a]	4,049,721
Hain Celestial Group	35,071	[a,b]	715,098
			12,288,845
Health Care Equipment & Services - 4.6%
Align Technology	1,889	[a]	537,137
Amedisys	6,112	[a]	686,439
AtriCure	38,216	[a]	1,119,729
AxoGen	101,708	[a,b]	2,128,748
Evolent Health, Cl. A	102,189	[a,b]	1,087,291
iRhythm Technologies	16,987	[a,b]	1,162,930
LHC Group	9,442	[a]	1,069,590
Medidata Solutions	19,174	[a,b]	1,747,710
Nevro	20,686	[a,b]	1,222,749
NuVasive	13,893	[a]	805,238
Omnicell	11,591	[a]	920,905
R1 RCM	71,171	[a]	835,548
Tabula Rasa HealthCare	24,195	[a,b]	1,092,888
Teladoc	56,292	[a]	3,271,691
WellCare Health Plans	5,080	[a]	1,403,045
			19,091,638
Household & Personal Products - .2%
Inter Parfums	14,265		924,087
Insurance - .9%
Kemper	12,804		1,062,604
Palomar Holdings	33,973		788,174
Safety Insurance Group	7,360		670,717
Selective Insurance Group	15,045		1,077,974
			3,599,469
Materials - 6.5%
Alamos Gold, Cl. A	738,652	[a]	3,597,235
Cabot	120,486		4,812,211
Carpenter Technology	17,030		690,737

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Materials - 6.5% (continued)
Coeur Mining	163,328	[a,b]	463,852
Eagle Materials	39,479		3,397,563
Iamgold	606,716	[a]	1,522,857
Louisiana-Pacific	150,950		3,444,679
OMNOVA Solutions	335,701	[a]	1,903,425
Orion Engineered Carbons	35,371		621,822
Schnitzer Steel Industries, Cl. A	29,857		630,281
Summit Materials, Cl. A	121,455	[a]	1,697,941
TimkenSteel	65,607	[a,b]	466,466
US Concrete	79,518	[a,b]	3,703,153
			26,952,222
Media & Entertainment - 2.5%
Criteo, ADR	123,327	[a]	2,264,284
E.W. Scripps, Cl. A	22,532		342,937
Gray Television	60,658	[a]	1,045,137
John Wiley & Sons, Cl. A	13,559		566,495
MSG Networks, Cl. A	34,242	[a]	722,849
Nexstar Media Group, Cl. A	19,323		1,935,198
Scholastic	23,453		776,060
Sinclair Broadcast Group, Cl. A	35,654		1,913,907
TEGNA	53,620		811,807
			10,378,674
Pharmaceuticals Biotechnology & Life Sciences - 8.9%
Acceleron Pharma	19,357	[a,b]	772,151
Aerie Pharmaceuticals	88,105	[a]	3,208,784
Aimmune Therapeutics	47,156	[a,b]	922,843
Amicus Therapeutics	64,835	[a]	730,690
Cambrex	55,094	[a,b]	2,192,741
DBV Technologies, ADR	74,250	[a,b]	669,735
FibroGen	28,063	[a]	1,017,003
Flexion Therapeutics	143,860	[a]	1,586,776
Foamix Pharmaceuticals	140,589	[a,b]	344,443
G1 Therapeutics	18,626	[a,b]	390,401
Galapagos, ADR	15,150	[a,b]	1,721,646
Global Blood Therapeutics	19,345	[a,b]	1,175,789
GW Pharmaceuticals, ADR	4,517	[a]	782,525
Myovant Sciences	31,606	[a,b]	310,687
Natera	53,327	[a]	1,221,188
NeoGenomics	65,217	[a,b]	1,415,861
Prothena	49,175	[a,b]	458,311
PTC Therapeutics	23,465	[a]	940,946
Quanterix	37,505	[a]	960,503
REGENXBIO	9,574	[a,b]	411,873
Revance Therapeutics	236,561	[a]	2,547,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.9% (continued)
Sage Therapeutics	22,999	[a,b]	3,952,838
Sarepta Therapeutics	4,623	[a,b]	526,329
Supernus Pharmaceuticals	15,526	[a,b]	466,246
TherapeuticsMD	1,131,897	[a]	3,463,605
uniQure	12,846	[a,b]	761,896
Xenon Pharmaceuticals	45,994	[a,b]	464,539
Xeris Pharmaceuticals	69,681	[a]	764,401
Zogenix	71,666	[a,b]	2,701,092
			36,883,604
Real Estate - 3.9%
Agree Realty	20,580	[a,b,c]	1,377,831
CoreSite Realty	14,587	[c]	1,702,595
Cousins Properties	80,271	[c]	726,453
Douglas Emmett	39,030	[c]	1,572,519
Empire State Realty Trust, Cl. A	61,503	[c]	944,686
Kilroy Realty	21,103	[c]	1,555,502
Monmouth Real Estate Investment	34,207	[c]	476,846
Newmark Group, Cl. A	128,108		1,022,302
Outfront Media	17,207	[c]	424,153
Physicians Realty Trust	152,967	[c]	2,800,826
Retail Properties of America, Cl. A	104,167	[c]	1,238,546
Sunstone Hotel Investors	97,702	[c]	1,311,161
Urban Edge Properties	57,712	[c]	995,532
			16,148,952
Retailing - 3.6%
Abercrombie & Fitch, Cl. A	27,805	[a,b]	481,026
Carvana	43,411	[a,b]	2,512,629
Dick's Sporting Goods	60,598	[b]	2,091,237
Dillard's, Cl. A	15,764	[b]	893,188
Etsy	17,440	[a]	1,086,686
National Vision Holdings	86,318	[a]	2,350,439
Ollie's Bargain Outlet Holdings	21,877	[a,b]	2,159,697
The Children's Place	13,741		1,273,241
Urban Outfitters	31,306	[a]	703,446
Williams-Sonoma	22,215	[b]	1,299,577
			14,851,166
Semiconductors & Semiconductor Equipment - 1.9%
Brooks Automation	33,738	[b]	1,197,362
Diodes	23,592	[a]	729,701
First Solar	18,115	[a,b]	1,051,395
MKS Instruments	16,895		1,207,317
Power Integrations	17,516		1,141,343

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
Semtech	64,962	[a]	2,587,436
			7,914,554
Software & Services - 14.1%
2U	53,600	[a]	2,036,264
Bottomline Technologies	17,699	[a]	773,092
CACI International, Cl. A	14,509	[a]	2,952,872
Cardtronics, Cl. A	116,295	[a]	3,512,109
Cloudera	218,903	[a,b]	2,007,340
Commvault Systems	33,708	[a]	1,552,253
CSG Systems International	22,604		1,013,789
Everbridge	42,904	[a]	3,373,971
EVERTEC	42,507		1,218,251
GreenSky, Cl. A	101,581	[a,b]	1,125,517
HubSpot	29,258	[a]	5,069,826
LogMeIn	39,411		2,830,892
Mimecast	41,428	[a]	1,880,831
New Relic	12,113	[a]	1,215,176
NIC	40,533		646,907
Perspecta	48,096		1,044,164
Proofpoint	24,247	[a]	2,724,393
Rapid7	77,878	[a]	4,069,125
Shopify, Cl. A	18,262	[a]	5,020,224
Talend, ADR	91,421	[a]	4,263,875
Twilio, Cl. A	47,192	[a,b]	6,228,872
Verint Systems	25,782	[a]	1,463,128
Zendesk	30,478	[a]	2,567,771
			58,590,642
Technology Hardware & Equipment - 3.9%
Ciena	151,149	[a]	5,281,146
Coherent	11,555	[a,b]	1,271,397
Cray	51,160	[a,b]	1,791,112
Itron	11,298	[a]	640,032
KEMET	68,071	[b]	1,082,329
Littelfuse	5,926		967,182
Lumentum Holdings	46,618	[a,b]	1,886,630
NETGEAR	56,611	[a]	1,426,597
nLight	66,240		1,238,026
Tech Data	4,641	[a]	420,707
			16,005,158
Telecommunication Services - 1.3%
Bandwidth, Cl. A	76,613	[a]	5,559,805
Transportation - 3.7%
Knight-Swift Transportation Holdings	104,721	[b]	2,894,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Transportation - 3.7% (continued)
Marten Transport		81,939		1,443,765
Mesa Air Group		81,950		747,384
Scorpio Bulkers		254,278	[b]	1,075,596
SkyWest		87,534		5,139,996
Werner Enterprises		145,805	[b]	4,065,043
				15,366,272
Utilities - 1.7%
Avista		40,331		1,684,223
Chesapeake Utilities		12,675		1,150,636
Clearway Energy		54,589		818,835
Portland General Electric		32,782		1,732,857
Southwest Gas Holdings		20,461		1,742,050
				7,128,601
Total Common Stocks (cost $355,262,427)				404,505,129

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 ETF		3,261	[b]	475,649
iShares Russell 2000 Value ETF		16,014	[b]	1,827,838
Total Exchange-Traded Funds (cost $2,385,633)				2,303,487
	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,737,178)	2.4	7,737,178	[d]	7,737,178

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,633,649)	2.4	8,633,649	[d]	8,633,649
Total Investments (cost $374,018,887)		102.0%		423,179,443
Liabilities, Less Cash and Receivables		(2.0%)		(8,418,133)
Net Assets		100.0%		414,761,310

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $86,168,583 and the value of the collateral held by the fund was $88,494,211, consisting of cash collateral of $8,633,649 and U.S. Government & Agency securities valued at $79,860,562.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	404,505,129	-	-	404,505,129
Exchange-Traded Funds	2,303,487	-	-	2,303,487
Investment Companies	16,370,827	-	-	16,370,827

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $49,160,556, consisting of $86,611,208 gross unrealized appreciation and $37,450,652 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.